COMMON STOCK (Details) $ / shares in Units, $ in Thousands			3 Months Ended					9 Months Ended	12 Months Ended
	Oct. 20, 2020 USD ($) shares	Oct. 14, 2020 USD ($) shares	Jul. 03, 2021 USD ($)	Apr. 03, 2021 USD ($)	Sep. 26, 2020 USD ($)	Jun. 27, 2020 USD ($)	Mar. 28, 2020 USD ($)	Sep. 26, 2020 shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 02, 2021 $ / shares shares	Apr. 22, 2021 $ / shares shares	Apr. 13, 2021 $ / shares shares
COMMON STOCK
Common stock, shares authorized | shares									500,000,000	500,000,000	900,000,000	900,000,000	500,000,000
Common stock, par value | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote									1
Common stock, dividends paid									$ 0
Common stock, distributions to Parent for the repurchase of Parent's shares									$ 600	$ 200
Issuance of common stock (in shares) | shares	21,666,653	21,666,653						758,694	758,694	3,548,568
Value of shares issued during the period	$ 64,900	$ 64,900			$ 615				$ 65,553	$ 7,817
Number of shares repurchased and retired during the period | shares									275,238	100,087
Value of shares repurchased and retired			$ 216,700	$ 64,938		$ 176	$ 400		$ 582	$ 200